Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Numerator:
Allocation of net loss	$ (239,019)	$ (20,399,824)	$ (1,203,060)	$ (18,735,533)		$ (20,407,722)
Accretion of ordinary shares subject to possible redemption to redemption value						29,388,057
Allocation of net income (loss)	$ 440,954	$ 6,771,243	$ 1,813,484	$ 8,435,534		$ 8,980,335
Denominator:
Basic weighted average shares outstanding (in Shares)	5,396,650	11,500,000	7,364,030	7,551,471		8,526,027
Basic net income (loss) per common stock (in Dollars per share)	$ 0.08	$ 0.59	$ 0.25	$ 1.12		$ 1.05
Non-redeemable Shares [Member]
Numerator:
Allocation of net loss	$ (150,809)	$ (6,040,122)	$ (556,274)	$ (7,918,248)	$ (3,559)	$ (7,746,983)
Accretion of ordinary shares subject to possible redemption to redemption value
Allocation of net income (loss)	$ (150,809)	$ (6,040,122)	$ (556,274)	$ (7,918,248)	$ (3,559)	$ (7,746,983)
Denominator:
Basic weighted average shares outstanding (in Shares)	3,405,000	3,405,000	3,405,000	3,191,498		3,236,568
Basic net income (loss) per common stock (in Dollars per share)	$ (0.04)	$ (1.77)	$ (0.16)	$ (2.48)		$ (2.39)